Trade Accounts Receivable and Other Noncurrent Assets	3 Months Ended
Mar. 31, 2016
Investments, All Other Investments [Abstract]
Investments and Other Noncurrent Assets [Text Block]
9.	Trade Accounts Receivable and Other Noncurrent Assets

Trade accounts receivable, net includes a bad debt allowance of $3,900 and $3,000 for March 31, 2016 and December 31, 2015, respectively.

Other noncurrent assets consisted of deposits totaling $5,248 as of March 31, 2016 and 2015.